Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Communication Services (2.5%)
	T-Mobile US Inc.	2,144,706	473,401
	Verizon Communications Inc.	7,217,447	288,625
	Comcast Corp. Class A	7,329,574	275,079
	Omnicom Group Inc.	2,532,077	217,860
	TEGNA Inc.	6,151,652	112,514
	AT&T Inc.	2,909,885	66,258
	Nexstar Media Group Inc.	42,380	6,695
			1,440,432
Consumer Discretionary (5.2%)
	Tractor Supply Co.	6,777,185	359,597
	Booking Holdings Inc.	71,111	353,309
	Home Depot Inc.	862,817	335,627
	Industria de Diseno Textil SA	5,612,312	287,485
	Starbucks Corp.	2,886,149	263,361
	NIKE Inc. Class B	2,854,535	216,003
	Lowe's Cos. Inc.	707,684	174,656
	eBay Inc.	2,466,181	152,780
	Bath & Body Works Inc.	3,493,383	135,438
	McDonald's Corp.	446,702	129,494
	Ralph Lauren Corp.	519,337	119,957
	Travel & Leisure Co.	2,180,452	110,004
	Lear Corp.	773,362	73,237
	Macy's Inc.	3,726,980	63,098
	Wendy's Co.	3,610,216	58,847
[1]	Dillard's Inc. Class A	122,326	52,813
	Harley-Davidson Inc.	758,799	22,863
	Tapestry Inc.	315,134	20,588
	H&R Block Inc.	306,171	16,178
	Wyndham Hotels & Resorts Inc.	49,353	4,974
			2,950,309
Consumer Staples (10.1%)
	Procter & Gamble Co.	4,768,030	799,360
	Philip Morris International Inc.	5,501,284	662,080
	Archer-Daniels-Midland Co.	11,648,053	588,460
	Keurig Dr Pepper Inc.	17,581,710	564,725
	Pernod Ricard SA	4,263,023	481,666
	Unilever plc ADR	8,112,003	459,951
	Kenvue Inc.	19,587,144	418,186
	Walmart Inc.	4,626,163	417,974
	PepsiCo Inc.	1,687,577	256,613
	Altria Group Inc.	4,095,007	214,128
	Mondelez International Inc. Class A	3,186,444	190,326
	Kroger Co.	2,859,268	174,844
	Coca-Cola Co.	2,780,311	173,102
	General Mills Inc.	2,223,341	141,782
	Colgate-Palmolive Co.	1,001,566	91,052
	Hershey Co.	441,031	74,689
	Target Corp.	474,393	64,128
	Sysco Corp.	202,667	15,496
	Ingredion Inc.	107,402	14,774
	Coca-Cola Europacific Partners plc	65,740	5,049
			5,808,385
Energy (9.4%)
	ConocoPhillips	12,834,345	1,272,782
	Coterra Energy Inc.	24,360,882	622,177
	EQT Corp.	12,142,524	559,892
	Exxon Mobil Corp.	4,125,366	443,765
	Marathon Petroleum Corp.	2,807,799	391,688
	TotalEnergies SE	6,624,652	369,091

Vanguard® Equity Income Fund
	Shares	Market Value ($000)
Hess Corp.	2,678,391	356,253
Targa Resources Corp.	1,826,760	326,077
EOG Resources Inc.	1,508,726	184,940
Chevron Corp.	1,248,018	180,763
Halliburton Co.	4,610,364	125,356
Schlumberger NV	3,092,154	118,553
Valero Energy Corp.	931,535	114,197
Scorpio Tankers Inc.	1,855,579	92,204
Ovintiv Inc. (XNYS)	2,126,406	86,119
APA Corp.	2,480,290	57,270
Devon Energy Corp.	1,368,548	44,792
Civitas Resources Inc.	599,114	27,481
Phillips 66	172,840	19,692
		5,393,092
Financials (20.9%)
JPMorgan Chase & Co.	10,771,892	2,582,130
Bank of America Corp.	27,760,097	1,220,056
American International Group Inc.	9,458,675	688,592
MetLife Inc.	7,621,263	624,029
Regions Financial Corp.	26,211,235	616,488
Wells Fargo & Co.	8,706,965	611,577
Morgan Stanley	4,747,532	596,860
Raymond James Financial Inc.	3,293,756	511,619
M&T Bank Corp.	2,247,695	422,589
Nasdaq Inc.	5,317,384	411,087
Ares Management Corp. Class A	2,134,431	377,858
Intercontinental Exchange Inc.	2,208,242	329,050
Royal Bank of Canada	2,685,802	323,840
Citigroup Inc.	3,645,814	256,629
Bank of New York Mellon Corp.	2,296,480	176,439
State Street Corp.	1,633,052	160,284
Hartford Financial Services Group Inc.	1,377,024	150,646
Ameriprise Financial Inc.	268,565	142,992
Unum Group	1,852,350	135,277
SLM Corp.	4,887,376	134,794
Everest Group Ltd.	335,985	121,781
Synchrony Financial	1,863,462	121,125
MGIC Investment Corp.	5,084,822	120,561
Popular Inc.	1,223,176	115,052
Voya Financial Inc.	1,550,962	106,753
Capital One Financial Corp.	591,166	105,417
Zions Bancorp NA	1,859,103	100,856
Jackson Financial Inc. Class A	950,437	82,764
Assured Guaranty Ltd.	824,726	74,234
XP Inc. Class A	6,263,158	74,218
Goldman Sachs Group Inc.	122,342	70,055
Aflac Inc.	561,326	58,064
Chubb Ltd.	196,357	54,253
Equitable Holdings Inc.	1,076,340	50,771
Blackrock Inc.	49,263	50,500
Progressive Corp.	190,606	45,671
Assurant Inc.	204,920	43,693
Western Union Co.	3,898,469	41,324
American Financial Group Inc.	229,845	31,473
Blackstone Inc.	130,987	22,585
Essent Group Ltd.	293,930	16,002
Credicorp Ltd.	64,654	11,852
W R Berkley Corp.	146,100	8,550
		12,000,390
Health Care (13.9%)
Johnson & Johnson	10,887,549	1,574,557
Merck & Co. Inc.	15,334,358	1,525,462
Gilead Sciences Inc.	11,953,495	1,104,144
Pfizer Inc.	38,661,510	1,025,690
Elevance Health Inc.	1,248,063	460,410
UnitedHealth Group Inc.	900,264	455,408
Roche Holding AG	1,495,215	418,072
AstraZeneca plc ADR	5,922,627	388,050
AbbVie Inc.	1,429,651	254,049

Vanguard® Equity Income Fund
	Shares	Market Value ($000)
Bristol-Myers Squibb Co.	4,467,301	252,671
Cigna Group	700,265	193,371
Abbott Laboratories	1,001,500	113,280
CVS Health Corp.	2,359,411	105,914
Amgen Inc.	225,321	58,728
Medtronic plc	203,941	16,291
Organon & Co.	481,780	7,188
		7,953,285
Industrials (11.9%)
PACCAR Inc.	5,948,492	618,762
Honeywell International Inc.	2,403,072	542,830
L3Harris Technologies Inc.	2,441,464	513,391
Emerson Electric Co.	3,861,600	478,568
Johnson Controls International plc	5,293,736	417,835
United Parcel Service Inc. Class B (XNYS)	3,170,161	399,757
BAE Systems plc	26,865,020	385,386
General Dynamics Corp.	1,362,143	358,911
Caterpillar Inc.	875,038	317,429
Siemens AG (Registered)	1,473,074	287,242
IDEX Corp.	1,318,854	276,023
Deere & Co.	617,706	261,722
Union Pacific Corp.	1,103,159	251,564
Automatic Data Processing Inc.	816,169	238,917
Lockheed Martin Corp.	454,026	220,629
Canadian National Railway Co.	2,053,547	208,533
Northrop Grumman Corp.	399,672	187,562
Oshkosh Corp.	1,117,941	106,283
FedEx Corp.	324,082	91,174
3M Co.	705,931	91,129
CNH Industrial NV	7,842,454	88,855
ManpowerGroup Inc.	1,490,721	86,044
Cummins Inc.	233,296	81,327
RTX Corp.	667,849	77,283
Waste Management Inc.	338,612	68,329
Ryder System Inc.	351,699	55,168
AGCO Corp.	533,302	49,853
Eaton Corp. plc	119,852	39,775
		6,800,281
Information Technology (12.0%)
Broadcom Inc.	11,746,966	2,723,417
Cisco Systems Inc.	20,764,862	1,229,280
QUALCOMM Inc.	3,990,397	613,005
NXP Semiconductors NV	2,401,210	499,091
TE Connectivity plc	3,061,364	437,683
Accenture plc Class A	1,063,663	374,186
Corning Inc.	7,720,168	366,862
Amdocs Ltd.	1,302,985	110,936
International Business Machines Corp.	503,651	110,718
Seagate Technology Holdings plc	1,270,386	109,647
Texas Instruments Inc.	484,548	90,858
KLA Corp.	132,269	83,345
HP Inc.	1,380,613	45,049
NetApp Inc.	383,166	44,478
Analog Devices Inc.	76,865	16,331
		6,854,886
Materials (2.6%)
PPG Industries Inc.	4,456,433	532,321
Rio Tinto plc ADR	7,282,285	428,271
Barrick Gold Corp. (XTSE)	18,465,110	286,209
Reliance Inc.	429,590	115,672
Steel Dynamics Inc.	559,968	63,876
LyondellBasell Industries NV Class A	859,678	63,848
Sealed Air Corp.	685,926	23,205
		1,513,402
Real Estate (1.6%)
Crown Castle Inc.	5,461,384	495,675
Weyerhaeuser Co.	15,688,089	441,620
		937,295

Vanguard® Equity Income Fund
		Shares	Market Value ($000)
Utilities (8.1%)
	PPL Corp.	19,733,570	640,552
	American Electric Power Co. Inc.	6,679,416	616,042
	Sempra	6,926,698	607,610
	Atmos Energy Corp.	3,858,383	537,357
	WEC Energy Group Inc.	4,915,162	462,222
	Dominion Energy Inc.	6,638,131	357,530
	Eversource Energy	5,935,327	340,866
	Vistra Corp.	1,173,851	161,839
	Exelon Corp.	3,927,228	147,821
	NRG Energy Inc.	1,508,321	136,081
	Evergy Inc.	2,170,485	133,593
	UGI Corp.	4,229,744	119,406
	National Fuel Gas Co.	1,949,838	118,316
	NextEra Energy Inc.	1,010,386	72,435
	Ameren Corp.	700,225	62,418
	Xcel Energy Inc.	887,528	59,926
	Edison International	552,910	44,144
	Duke Energy Corp.	232,397	25,038
	DTE Energy Co.	73,429	8,866
			4,652,062
Total Common Stocks (Cost $42,859,885)			56,303,819
Temporary Cash Investments (1.8%)
Money Market Fund (1.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.466%	7,329,169	732,917
		Face Amount ($000)
Repurchase Agreements (0.5%)
	Goldman Sachs & Co. 4.460%, 1/2/25 (Dated 12/31/24, Repurchase Value $116,329,000, collateralized by Ginnie Mae 3.000%–6.500%, 12/15/39–11/15/57, and U.S. Treasury Note/Bond 2.625%, 1/31/26–2/15/29, with a value of $118,626,000)	116,300	116,300
	NatWest Markets plc 4.450%, 1/2/25 (Dated 12/31/24, Repurchase Value $81,320,000, collateralized by U.S. Treasury Bill 0.000%, 1/14/25–11/28/25, and U.S. Treasury Note/Bond 4.125%, 3/31/31, with a value of $82,926,000)	81,300	81,300
	Nomura International plc 4.460%, 1/2/25 (Dated 12/31/24, Repurchase Value $133,133,000, collateralized by U.S. Treasury Inflation Indexed Note 2.125%, 4/15/29, and U.S. Treasury Note/Bond 1.250%–6.500%, 11/15/26–8/15/50, with a value of $135,762,000)	133,100	133,100
			330,700
Total Temporary Cash Investments (Cost $1,063,487)			1,063,617
Total Investments (100.0%) (Cost $43,923,372)			57,367,436
Other Assets and Liabilities—Net (0.0%)			(5,764)
Net Assets (100%)			57,361,672
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,259,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $38,749,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	2,340	694,483	(8,844)

Vanguard® Equity Income Fund
A.Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,074,877	2,228,942	—	56,303,819
Temporary Cash Investments	732,917	330,700	—	1,063,617
Total	54,807,794	2,559,642	—	57,367,436
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(8,844)	—	—	(8,844)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.